SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Accrued for interest and penalties	$ 0	0
Anti-dilutive securities attributable to warrants (in shares)	14,749,999
Federal depository insurance coverage	$ 250,000	$ 250,000